Greater China Growth Portfolio as of August 31, 1997

PORTFOLIO OF INVESTMENTS

(Expressed in United States Dollars)

Common Stocks -- 98.9%

                                                        Shares       Value
-------------------------------------------------------------------------------
China -- 0.2%

Electrical Equipment -- 0.1%
--------------------------------------------------------------------------------
Beijing Orient Elect.                                     480,000    $   308,538
The company is mainly engaged in the manufacture
of electronics and lighting products.
--------------------------------------------------------------------------------
                                                                     $   308,538
--------------------------------------------------------------------------------

Industrial / Manufacturing -- 0.1%
--------------------------------------------------------------------------------
Shanghai Yaohua Pilkington                              2,091,113    $   706,796
Glass manufacturer.
--------------------------------------------------------------------------------
                                                                     $   706,796
--------------------------------------------------------------------------------

Lodging and Gaming -- 0.0%
--------------------------------------------------------------------------------
Shanghai New Asia Group, Ltd.                              25,600    $    11,725
The company is mainly engaged in hotel, food
and tourism.
--------------------------------------------------------------------------------
                                                                     $    11,725
--------------------------------------------------------------------------------

Total China
    (identified cost $2,175,957)                                     $ 1,027,059
--------------------------------------------------------------------------------

Hong Kong -- 79.3%

Banks and Money Services -- 2.2%
--------------------------------------------------------------------------------
Bank of East Asia Hong Kong                               500,000    $ 1,784,447
Engaged in the banking related financial services.
Ka Wah Bank                                             1,860,000      5,557,793
Engaged in the provision of general banking and
related financial service, primarily in Hong Kong
and China.
Union Bank of Hong Kong                                 1,424,000      4,319,329
The bank is engaged in the provision of
commercial banking services.
--------------------------------------------------------------------------------
                                                                     $11,661,569
--------------------------------------------------------------------------------

Beverages -- 0.0%
--------------------------------------------------------------------------------
Guangdong Brewery Holdings Ltd.                           500,000    $   175,863
Engaged in the production, distribution and sale
of Kingway beer, dominates the market
in Shenzhen.
--------------------------------------------------------------------------------
                                                                     $   175,863
--------------------------------------------------------------------------------

Chemicals -- 2.0%
--------------------------------------------------------------------------------
Shanghai Petrochemical                                 25,580,000    $10,565,473
A highly integrated petrochemical complex which
processes crude oil into a broad range of
synthetic fibers, resins and plastics, intermediate
petrochemicals and petrochemical products.
--------------------------------------------------------------------------------
                                                                     $10,565,473
--------------------------------------------------------------------------------

Computer Equipment -- 0.1%
--------------------------------------------------------------------------------
Stone Electronic Technology, Ltd.                       1,000,000    $   290,416
Engaged in manufacture, distribution and sale of
computers and related products.
--------------------------------------------------------------------------------
                                                                     $   290,416
--------------------------------------------------------------------------------

Diversified Trading -- 28.6%
--------------------------------------------------------------------------------
Beijing Enterprises                                       500,000    $ 3,775,411
Diversified conglomerates engaged in
infrastructure, sale of consumer products, tourism
services and industrial manufacturing.
China Everbright Pacific Ltd.                           8,311,000     23,439,219
Diversified company with interests in retailing,
property, investment and development, hotels
and restaurant operations.
China Resources Enterprises                             6,394,000     26,822,201
Property investment and development.
China Travel International Ltd.                        10,400,000      7,718,619
Provides freight forwarding and transportation
services between China and Hong Kong, express
air freight services in China.  Also operates three
scenic parks in Shenzhen, China.
Cosco Pacific Ltd.                                      4,640,000      9,013,488
Transportation, container manufacturer (through
JV), owning and leasing.
Gold Lion Holdings Ltd.                                 2,958,000      1,641,743
Markets and distributes men's apparel and
accessories, ladies handbags and shoes, cosmetic
products and tobacco products.
Guang Nan Holdings Ltd.                                 6,450,000      8,658,277
Trader of foodstuffs and non-foodstuffs,
processing and distribution of foodstuffs.
Guangdong Investment Ltd.                               4,000,000      4,827,364
Securities investment, travel and
transportation services.
Guangdong Investment Warrants                             400,000        232,333
Securities investment, travel and
transportation services.

                       See notes to financial statements

Greater China Growth Portfolio as of August 31, 1997

PORTFOLIO OF INVESTMENTS CONT'D

(Expressed in United States Dollars)

                                                   Shares           Value
--------------------------------------------------------------------------------
Diversified Trading (continued)
--------------------------------------------------------------------------------
Hutchison Whampoa                                   3,800,000       $ 31,636,012
Diversified company with interests in property
development, ports, retailing,manufacturing,
telecommunications, media, energy, finance
and investment.
Li & Fung Ltd.                                      2,312,000          2,357,509
Export trading of consumer products.
Moulin International Holdings                      17,745,000          4,305,983
Industrial, optical products.
NG Fung Hong Ltd.                                   7,940,000         10,709,648
Trader of foodstuffs and non-foodstuffs.
Pacific Concord Holdings                            8,416,000          5,105,544
Engaged in the sale of watches and related
products, cosmetic products, telecommunications
components, property development and
operation of department stores.
Shougang Concord
International Enterprises Co.                      14,000,000          4,246,531
Trader of building and construction materials.
Manufactures and installs kitchen equipment.
Sells steel, electrical and electronic products.
Wharf Holdings Ltd.                                 2,581,200          9,345,293
Diversified company with interests in property
development and investments, terminals
and warehousing, public transportation
and communications.
--------------------------------------------------------------------------------
                                                                    $153,835,175
--------------------------------------------------------------------------------

Electric Utilities -- 1.3%
--------------------------------------------------------------------------------
Beijing Datang Power                                4,500,000       $  2,424,976
Engaged in the operation of coal fired electric
power plants in the Northern China.
China Light & Power Co.                               930,000          4,309,390
Generates and supplies electricity to the New
Territories and also has investment in China and
other Asian countries.
--------------------------------------------------------------------------------
                                                                    $  6,734,366
--------------------------------------------------------------------------------

Electrical Equipment -- 0.6%
--------------------------------------------------------------------------------
China Aerospace International Holding               4,930,200       $  3,404,527
The company is an electronics manufacturer.
--------------------------------------------------------------------------------
                                                                    $  3,404,527
--------------------------------------------------------------------------------

Financial -- 9.8%
--------------------------------------------------------------------------------
Hang Seng Bank                                        940,000       $ 11,344,305
Provides a full range of banking and related
financial services and compilation of Hang Seng
Index of 33 selected stocks listed on the HK
Stock Exchange.
HSBC Holdings PLC                                   1,300,000         39,599,870
Provides a comprehensive range of banking and
related financial services through an international
network of more than 3,000 offices in 71
countries in Europe, the Asia Pacific region, the
Middle East and the Americas.
National Mutual Ltd.                                2,018,000          1,640,968
Banking, finance and insurance.
--------------------------------------------------------------------------------
                                                                    $ 52,585,143
--------------------------------------------------------------------------------

Household Products -- 0.3%
--------------------------------------------------------------------------------
CCT Telecom Holdings, Ltd.                          5,000,000       $  1,823,169
Engaged in the telecommunications
related business.
--------------------------------------------------------------------------------
                                                                    $  1,823,169
--------------------------------------------------------------------------------

Industrial / Manufacturing -- 5.1%
--------------------------------------------------------------------------------
Chen Hsong Holdings                                 4,586,000       $  2,634,101
Manufactures and sells plastic injection moulding
machines and related products.
CIM Company Ltd./(1)/                                1,800,000         1,510,165
Diversified company with interests in property
and investment, public transportation, trading
and hotel operations.
Shanghai Industrial Holdings Ltd.                    2,707,000        17,819,555
Manufacturer of cigarettes, pharmaceuticals
and carparts.
Siu Fung Ceramics Holdings Ltd./(1)/                 9,850,000           724,685
Manufacturer of a line of ceramics, machinery
and equipment.
Varitronix International Ltd.                        1,560,000         2,154,501
Designs, manufactures and sells liquid crystal
displays and related products.
VTECH Holdings Ltd.                                    151,000           284,556
Designs, manufactures and distributes electronic
toys and games, personal computers, satellite
receivers, modems, telephones and other
electronic products.
Zhenhai Refining & Chemical Co.                      3,858,000         2,228,403
Producer of petroleum and
petrochemical products
--------------------------------------------------------------------------------
                                                                    $ 27,355,966
--------------------------------------------------------------------------------

                       See notes to financial statements

Greater China Growth Portfolio as of August 31, 1997

PORTFOLIO OF INVESTMENTS CONT'D

(Expressed in United States Dollars)

                                                  Shares            Value
--------------------------------------------------------------------------------
Machinery -- 0.1%
--------------------------------------------------------------------------------
First Tractor Co./(a)/                               952,000        $    724,982
Principally engaged in the manufacture of
agricultural tractors.
--------------------------------------------------------------------------------
                                                                    $    724,982
--------------------------------------------------------------------------------

Metals - Industrial -- 2.0%
--------------------------------------------------------------------------------
Angang New Steel Co., Ltd.                        19,264,000        $  6,464,847
Producer of steel products comprising cold rolled
sheets, wire rods and thick plates, in the PRC.
Maanshan Iron & Steel Co.                         14,000,000           4,427,235
Engaged in the coking, iron smelting, steel
smelting and steel rolling.
--------------------------------------------------------------------------------
                                                                    $ 10,892,082
--------------------------------------------------------------------------------

Properties -- 18.6%
--------------------------------------------------------------------------------
Cheung Kong Holdings, Ltd.                         3,000,000        $ 31,752,177
Property development and construction.
Cheung Kong Infrastructure                         2,525,000           7,398,193
Property development and construction.
China Overseas Land & Investment                  11,744,000           8,640,310
Property development and investment, civil
engineering, foundation works, project
management and general trading.
China Resources Beijing Land                       2,900,000           1,871,571
Property development.
Hong Kong Land Holdings Ltd.                       3,095,000           8,944,550
Commercial property investment, development,
leasing and management.
New World Development                              3,400,000          21,196,515
Property investment and development.
Sino Land Company                                  3,500,000           3,320,426
Property development.
Sun Hung Kai Properties Ltd.                         871,000           9,893,256
Property development and investment,
hotel ownership.
Top Glory International Holdings                  15,350,000           7,231,688
Principally engaged in property investment
and development.
--------------------------------------------------------------------------------
                                                                    $100,248,686
--------------------------------------------------------------------------------

Telecommunications -- 1.1%
--------------------------------------------------------------------------------
Hong Kong Telecom                                  2,684,000        $  5,646,880
Engaged in the provisional telecommunication
services, the sale and rental of
telecommunications equipment.
--------------------------------------------------------------------------------
                                                                    $  5,646,880
--------------------------------------------------------------------------------

Transportation -- 7.2%
--------------------------------------------------------------------------------
China Eastern Airlines/(a)/                       15,000,000        $  5,324,298
Operates airlines in China.
China Merchants Holdings                          10,636,000          33,634,333
Flagship of China Merchants Group and engaged
in the Industrial and Infrastructure business.
--------------------------------------------------------------------------------
                                                                    $ 38,958,631
--------------------------------------------------------------------------------

Utilities -- 0.3%
--------------------------------------------------------------------------------
Harbin Power Co.                                   4,600,000        $  1,528,880
The largest manufacturer of power equipment in
China, which specializes in major components for
thermal power generating stations such as boilers
and steam turbines.
--------------------------------------------------------------------------------
                                                                    $  1,528,880
--------------------------------------------------------------------------------

Total Hong Kong
    (identified cost $244,323,116)                                  $426,431,808
--------------------------------------------------------------------------------

Malaysia -- 2.4%

Consumer Products -- 0.0%
--------------------------------------------------------------------------------
Hong Leong Industry Warrants/(a)/                        65,500      $    35,181
Manufacturer and distributor of building
materials, motorcycles and manufacturer
of packaging products, integrated circuits
and semiconductors.
--------------------------------------------------------------------------------
                                                                     $    35,181
--------------------------------------------------------------------------------

Diversified Trading -- 1.3%
--------------------------------------------------------------------------------
Advance Synergy Bhd                                   1,600,000      $   875,813
Diversified company with interests in property
development, the quarrying and marketing of
marble and the operation of sawmills and trading
of sawn wood.
Kumpulan Guthrie Bhd                                  1,415,000        1,491,002
Plantation and property development.
Magnum Corp. Bhd                                      1,200,000        1,112,556
Operates the forecast betting game, investment
holding company (property development).
Sime Darby Bhd                                        1,568,000        3,701,403
Diversified company with interests in plantation
operation, chemical manufacturing, heavy
equipment and auto distribution.
--------------------------------------------------------------------------------
                                                                     $ 7,180,774
--------------------------------------------------------------------------------

                       See notes to financial statements

Greater China Growth Portfolio as of August 31, 1997

PORTFOLIO OF INVESTMENTS CONT'D

(Expressed in United States Dollars)

                                                      Shares         Value
--------------------------------------------------------------------------------
Entertainment and Leisure -- 0.4%
--------------------------------------------------------------------------------
Berjaya Sports Toto Bhd                                 815,000      $ 2,230,585
Runs Toto betting operations, provides
computer support services for betting operations
--------------------------------------------------------------------------------
                                                                      $2,230,585
--------------------------------------------------------------------------------

Environmental Services -- 0.2%
--------------------------------------------------------------------------------
Puncak Niaga Holdings Bhd                               805,000       $  817,944
Water treatment services in Selangor
state, Maylasia
--------------------------------------------------------------------------------
                                                                      $  817,944
--------------------------------------------------------------------------------

Properties -- 0.5%
--------------------------------------------------------------------------------
S P Setia Bhd                                         1,500,000       $2,565,857
Prime developer with projects located in fast
growing areas such as Selangor, Johor and
Kuala Lumpur
--------------------------------------------------------------------------------
                                                                      $2,565,857
--------------------------------------------------------------------------------

Total Malaysia
    (identified cost $21,116,564)                                    $12,830,341
--------------------------------------------------------------------------------

Republic of Korea -- 2.0%

Construction -- 0.4%
--------------------------------------------------------------------------------
Tae Young Corp.                                          49,410       $1,998,299
Korean construction firm with controlling stake in
a private broadcasting company Seoul
--------------------------------------------------------------------------------
                                                                      $1,998,299
--------------------------------------------------------------------------------

Electric Utilities -- 0.7%
--------------------------------------------------------------------------------
Korea Electric Power Corp.                              155,000       $4,053,186
State run electric power supplier
--------------------------------------------------------------------------------
                                                                      $4,053,186
--------------------------------------------------------------------------------

Electronics - Instruments -- 0.6%
--------------------------------------------------------------------------------
Samsung Electronics                                      27,352       $3,075,540
Manufacturer of home appliances,
telecommunications products, computers
and semiconductors
--------------------------------------------------------------------------------
                                                                      $3,075,540
--------------------------------------------------------------------------------

Electronics - Semiconductors -- 0.2%
--------------------------------------------------------------------------------
LG Semicon                                               22,000       $  977,507
One of the three Korean memory chip producers
--------------------------------------------------------------------------------
                                                                      $  977,507
--------------------------------------------------------------------------------

Insurance -- 0.1%
--------------------------------------------------------------------------------
Samsung Fire & Marine Insurance                           2,120       $  555,546
Fire and marine, auto and individual
pension insurance
--------------------------------------------------------------------------------
                                                                      $  555,546
--------------------------------------------------------------------------------

Total Republic of Korea
    (identified cost $11,053,783)                                    $10,660,078
--------------------------------------------------------------------------------

Singapore -- 3.5%

Consumer - Retail -- 0.2%
--------------------------------------------------------------------------------
Cerebos Pacific Ltd.                                    386,000       $1,039,868
Manufacturer and distributor of food products
--------------------------------------------------------------------------------
                                                                      $1,039,868
--------------------------------------------------------------------------------

Financial -- 0.7%
--------------------------------------------------------------------------------
Overseas Union Bank (Foreign)                           869,000       $3,930,439
Commercial banking
--------------------------------------------------------------------------------
                                                                      $3,930,439
--------------------------------------------------------------------------------

Industrial / Manufacturing -- 1.6%
--------------------------------------------------------------------------------
Clipsal Industries Holdings Ltd.                      2,400,000       $7,920,000
Develops, manufactures, and markets electric
installation products
Clipsal Industries Holdings Ltd. Warrants/(a)/          234,000          407,160
Develops, manufactures, and markets electric
installation products
--------------------------------------------------------------------------------
                                                                      $8,327,160
--------------------------------------------------------------------------------

Transportation -- 1.0%
--------------------------------------------------------------------------------
Keppel Land Limited                                   1,969,000       $5,122,390
Keppel Land Limited Warrants/(a)/                       508,000          402,509
Shipping company
--------------------------------------------------------------------------------
                                                                     $ 5,524,899
--------------------------------------------------------------------------------

Total Singapore
    (identified cost $18,405,321)                                    $18,822,366
--------------------------------------------------------------------------------

                       See notes to financial statements

Greater China Growth Portfolio as of August 31, 1997

PORTFOLIO OF INVESTMENTS CONT'D

(Expressed in United States Dollars)


                                                     Shares          Value
--------------------------------------------------------------------------------
Taiwan -- 8.0%

Banks and Money Services -- 1.1%
--------------------------------------------------------------------------------
Bank Sinopac                                         2,484,531       $ 2,145,417
One of the best new banks in Taiwan listed on the
OTC market
Bank Sinopac Rights/(a)/                               163,737            21,664
One of the best new banks in Taiwan listed on the
OTC market
International Commercial Bank China                  1,792,000         3,587,744
International bank in Taiwan with strong
asset quality
--------------------------------------------------------------------------------
                                                                     $ 5,754,825
--------------------------------------------------------------------------------

Computer Equipment -- 2.1%
--------------------------------------------------------------------------------
Asustek Computer, Inc.                                 450,000       $10,137,535
Highly profitable motherboard producer in Taiwan
supplying to Intel
Compal Electronics                                     269,700         1,295,912
Dedicated notebook PC maker in Taiwan
supplying to Dell and Compaq
--------------------------------------------------------------------------------
                                                                     $11,433,447
--------------------------------------------------------------------------------

Construction -- 0.4%
--------------------------------------------------------------------------------
BES Engineering Corp.                                1,843,000       $ 2,310,167
Second largest contractor in Taiwan active in
public works
--------------------------------------------------------------------------------
                                                                     $ 2,310,167
--------------------------------------------------------------------------------

Industrial / Manufacturing -- 2.1%
--------------------------------------------------------------------------------
China Motor Co. Ltd.                                        10       $        34
Car manufacturer
Formosa Chemical Fiber                                  55,075            72,296
Second largest global nylon fiber manufacturer
Formosa Plastics                                        86,813           188,921
Principal supplier of intermediate resins and fiber
to other group members of the Formosa Plastics
Group. Producer of high density polyethylene
and polyvinyl chloride
Grand Pacific Petrochemicals                                15                13
The company is the second largest styrene
monomer producer
Nan Ya Plastic                                       4,232,513        11,052,872
Largest global downstream plastics manufacturer
and Taiwan's largest polyester fiber producer
--------------------------------------------------------------------------------
                                                                     $11,314,136
--------------------------------------------------------------------------------

Insurance -- 1.1%
--------------------------------------------------------------------------------
Cathay Life Insurance                                 1,207,443       $5,969,946
Underwrites endowment, life, accident and
medical policies through a service network
of 22 branches, 341 operating units and over
29,000 agents
--------------------------------------------------------------------------------
                                                                      $5,969,946
--------------------------------------------------------------------------------

Metals - Industrial -- 0.1%
--------------------------------------------------------------------------------
Yieh Phui Enterprise                                    276,750       $  284,266
A specialty steel producer in Taiwan
--------------------------------------------------------------------------------
                                                                      $  284,266
--------------------------------------------------------------------------------

Paper and Forest Products -- 0.3%
--------------------------------------------------------------------------------
Cheng Loong                                           2,700,000       $1,767,409
Taiwan's largest corrugated carton producer
--------------------------------------------------------------------------------
                                                                      $1,767,409
--------------------------------------------------------------------------------

Transportation -- 0.8%
--------------------------------------------------------------------------------
Wan Hai Lines Ltd.                                    2,086,137       $4,031,358
Shipping company
--------------------------------------------------------------------------------
                                                                      $4,031,358
--------------------------------------------------------------------------------

Total Taiwan
    (identified cost $35,155,162)                                    $42,865,554
--------------------------------------------------------------------------------

Thailand -- 1.1%

Utilities -- 1.1%
--------------------------------------------------------------------------------
Electricity Generating (Foreign)                      3,352,770       $5,886,356
EGCOMP was set up in 1992 for the purpose of
partly privatizing electricity in Thailand
--------------------------------------------------------------------------------
                                                                      $5,886,356
--------------------------------------------------------------------------------

Total Thailand
    (identified cost $7,024,820)                                     $ 5,886,356
--------------------------------------------------------------------------------

                       See notes to financial statements

Greater China Growth Portfolio as of August 31, 1997

PORTFOLIO OF INVESTMENTS CONT'D

(Expressed in United States Dollars)

                                                      Shares        Value
--------------------------------------------------------------------------------
The Philippines -- 0.0%

Industrial / Manufacturing -- 0.0%
--------------------------------------------------------------------------------
Bacnotan Consolidated Industries                            272     $        409
Owner of companies that produce building
materials, primarily cement
Fortune Cement Corp.                                    665,000           76,062
Manufactures and distributes cement
--------------------------------------------------------------------------------
                                                                    $     76,471
--------------------------------------------------------------------------------

Total The Philippines
    (identified cost $267,123)                                      $     76,471
--------------------------------------------------------------------------------

United States -- 2.4%

Conglomerates -- 1.6%
--------------------------------------------------------------------------------
Citic Pacific Ltd.                                    1,600,000     $  8,529,203
Diversified company engaged in infrastructure,
trading, and distribution, property and
industrial manufacturing
--------------------------------------------------------------------------------
                                                                    $  8,529,203
--------------------------------------------------------------------------------

Electric Utilities -- 0.8%
--------------------------------------------------------------------------------
AES Corp.                                               121,800     $  4,506,600
Electric generating facility
--------------------------------------------------------------------------------
                                                                    $  4,506,600
--------------------------------------------------------------------------------

Total United States
    (identified cost $12,244,040)                                   $ 13,035,803
--------------------------------------------------------------------------------

Total Stocks and Warrants
    (identified cost $351,765,886)                                  $531,635,836
--------------------------------------------------------------------------------

Other Assets, Less Liabilities -- 1.1%                              $  6,146,042
--------------------------------------------------------------------------------

Net Assets -- 100%                                                  $537,781,878
--------------------------------------------------------------------------------

     Investment descriptions are unaudited.
/(1)/Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
/(a)/Non-income producing security.

                       See notes to financial statements

Greater China Growth Portfolio as of August 31, 1997

PORTFOLIO OF INVESTMENTS CONT'D

(Expressed in United Stated Dollars)

Top Ten Holdings


                                                                Percentage
                                   Industry                     of Net
Company                            Sector                       Assets         Value
----------------------------------------------------------------------------------------------
HSBC Holdings PLC                  Financial                       7.36 %      $ 39,599,870
China Merchants Holdings           Transportation                  6.25          33,634,333
Cheung Kong Holdings, Ltd.         Properties                      5.90          31,752,177
Hutchison Whampoa                  Diversified Trading             5.88          31,636,012
China Resources Enterprises        Diversified Trading             4.99          26,822,201
China Everbright Pacific Ltd.      Diversified Trading             4.36          23,439,219
New World Development              Properties                      3.94          21,196,515
Shanghai Industrial Holdings Ltd.  Industrial/Manufacturing        3.31          17,819,555
Hang Seng Bank                     Financial                       2.11          11,344,305
Nan Ya Plastic                     Industrial / Manufacturing      2.06          11,052,872


Top Ten Industry Sectors

                                               Percentage
                                               of Net
Industry Sector                                Assets                     Value
-----------------------------------------------------------------------------------------
Diversified Trading                                29.94%                 $ 161,015,949
Properties                                         19.12                    102,814,543
Financial                                          10.51                     56,515,582
Transportation                                      9.02                     48,514,888
Industrial / Manufacturing                          8.89                     47,780,529
Banks and Money Services                            3.24                     17,416,394
Electric Utilities                                  2.84                     15,294,152
Computer Equipment                                  2.18                     11,723,863
Metals - Industrial                                 2.08                     11,176,348
Chemicals                                           1.96                     10,565,473



                       See notes to financial statements

Greater China Growth Portfolio as of August 31, 1997

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of August 31, 1997
(Expressed in United States Dollars)


Assets
--------------------------------------------------------------------------------
Investments, at value (Note 1A)
    (identified cost, $351,765,886)                               $531,635,836
Cash                                                                 4,780,012
Foreign currency, at value
    (identified cost, $1,182,161)                                    1,165,975
Dividends and interest receivable                                      843,814
Deferred organization expenses (Note 1C)                                 5,877
--------------------------------------------------------------------------------
Total assets                                                      $538,431,514
--------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------
Foreign capital gains tax payable                                 $    520,365
Accrued expenses                                                       129,271
--------------------------------------------------------------------------------
Total liabilities                                                 $    649,636
--------------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio         $537,781,878
--------------------------------------------------------------------------------

Sources of Net Assets
--------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals           $357,931,473
Net unrealized appreciation of investments and foreign
    currency (computed on the basis of identified cost)            179,850,405
--------------------------------------------------------------------------------
Total                                                             $537,781,878
--------------------------------------------------------------------------------
Statement of Operations

For the Year Ended
August 31, 1997
(Expressed in United States Dollars)

Investment Income (Note 1I)
--------------------------------------------------------------------------------
Dividends (net of foreign taxes, $583,182)                        $  9,710,430
Interest                                                                47,423
--------------------------------------------------------------------------------
Total income                                                      $  9,757,853
--------------------------------------------------------------------------------

Expenses
--------------------------------------------------------------------------------
Investment adviser fee (Note 2)                                   $  3,890,037
Administration fee (Note 2)                                          1,295,045
Compensation of Trustees not members of the Administrator's
    organization (Note 2)                                               14,682
Custodian fee (Note 1D)                                                815,088
Legal and accounting services                                          100,196
Amortization of organization expenses (Note 1C)                         28,638
Miscellaneous                                                           56,657
--------------------------------------------------------------------------------
Total expenses                                                    $  6,200,343
--------------------------------------------------------------------------------
Deduct -- Reduction of custodian fee (Note 1D)                    $    173,015
--------------------------------------------------------------------------------
Total expense reductions                                          $    173,015
--------------------------------------------------------------------------------

Net expenses                                                      $  6,027,328
--------------------------------------------------------------------------------

Net investment income                                             $  3,730,525
--------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investments
--------------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (net of foreign capital gains
        taxes $442,815)                                           $ 34,537,994
    Foreign currency and forward foreign currency exchange
        contract transactions                                         (604,741)
--------------------------------------------------------------------------------
Net realized gain on investment transactions                      $ 33,933,253
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)                           $106,262,008
    Foreign currency and forward foreign currency exchange
        contract transactions                                           (1,619)
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)              $106,260,389
--------------------------------------------------------------------------------

Net realized and unrealized gain on investments                   $140,193,642
--------------------------------------------------------------------------------

Net increase in net assets resulting from operations              $143,924,167
--------------------------------------------------------------------------------

                       See notes to financial statements

Greater China Growth Portfolio as of August 31, 1997

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets (Expressed in United States Dollars)

Increase (Decrease)                 Year Ended         Year Ended
in Net Assets                       August 31, 1997    August 31, 1996
-----------------------------------------------------------------------
From operations --
    Net investment income           $   3,730,525       $  5,301,525
    Net realized gain on
       investment transactions         33,933,253         13,787,497
    Net change in unrealized
       appreciation (depreciation)    106,260,389         16,641,291
-----------------------------------------------------------------------
Net increase in net assets
    resulting from operations       $ 143,924,167       $ 35,730,313
-----------------------------------------------------------------------
Capital transactions --
    Contributions                   $ 259,385,555       $ 135,099,898
    Withdrawals                      (375,825,403)       (250,949,710)
-----------------------------------------------------------------------
Net decrease in net assets from
    capital transactions            $(116,439,848)      $(115,849,812)
-----------------------------------------------------------------------
Net increase (decrease)
    in net assets                   $  27,484,319       $ (80,119,499)
-----------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------
At beginning of year                $ 510,297,559       $ 590,417,058
-----------------------------------------------------------------------
At end of year                      $ 537,781,878       $ 510,297,559
-----------------------------------------------------------------------

                      See notes to financial statements.

Greater China Growth Portfolio as of August 31, 1997

FINANCIAL STATEMENTS CONT'D

Supplementary Data (Expressed in United States Dollars)


                                                                         Year Ended August 31,
                                               -----------------------------------------------------------------------
                                                   1997           1996           1995           1994        1993 *
----------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets
----------------------------------------------------------------------------------------------------------------------
Expenses /(1)/                                      1.19%          1.19%          1.10%          1.15%         1.38%+
Expenses after custodian fee reduction              1.16%          1.12%            --             --            --
Net investment income                               0.72%          0.94%          1.35%          0.73%         0.38%+
Portfolio Turnover                                    48%            42%            32%            36%           18%
----------------------------------------------------------------------------------------------------------------------
Average Commission Rate Paid/(2)/               $ 0.0412       $ 0.0070       $     --       $     --      $     --
----------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000s omitted)          $537,782       $510,298       $590,417       $732,613      $208,043
----------------------------------------------------------------------------------------------------------------------

+    Annualized.

* For the period from the start of business, October 28, 1992, to August 31, 1993.

/(1)/The expense ratios for the year ended August 31, 1996 and the periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the periods ended on or before August 31, 1995 have not been adjusted to reflect this change.

/(2)/Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for security trades on which commissions were charged.

                       See notes to financial statements

Greater China Growth Portfolio as of August 31, 1997

NOTES TO FINANCIAL STATEMENTS

(Expressed in United States Dollars)



1  Significant Accounting Policies
   ---------------------------------------------------------------------------
   Greater China Growth Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 as a diversified, open-end investment company which was organized as a trust under the laws of the State of New York on September 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

   A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B Federal Taxes -- The Portfolio is treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for Federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is individually responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

   C Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

   D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reflected as a reduction of operating expense in the Statement of Operations.

   E Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

   F Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

   G Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on

Greater China Growth Portfolio as of August 31, 1997

NOTES TO FINANCIAL STATEMENTS CONT'D

(Expressed in United States Dollars)


   investment transactions attributable to foreign currency rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates are not separately disclosed.

   H Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

   I Other -- Investment transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.


2  Investment Adviser Fee and Other Transactions with Affiliates
   -----------------------------------------------------------------------------
   The investment adviser fee is earned by Lloyd George Management (Bermuda) Limited (the Adviser), an affiliate of Eaton Vance, as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended August 31, 1997 the adviser fee was equivalent to 0.75% of average net assets. In addition, an administrative fee is earned by Eaton Vance Management (EVM) for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (equal to 0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended August 31, 1997, the administrative fee was 0.25% of average net assets. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain of the officers and Trustees of the Portfolio are officers or directors/trustees of the above organizations.

3  Investment Transactions
   -----------------------------------------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $248,774,611 and $357,681,961, respectively.

4  Federal Income Tax Basis of Investments
   -----------------------------------------------------------------------------
   The cost and unrealized appreciation/depreciation in value of the investments owned at August 31, 1997, as computed on a federal income tax basis, were as follows:

    Aggregate cost                                             $    351,765,886
   -----------------------------------------------------------------------------
    Gross unrealized appreciation                              $    204,021,361

    Gross unrealized depreciation                                   (24,151,411)
   -----------------------------------------------------------------------------
    Net unrealized appreciation                                $    179,869,950
   -----------------------------------------------------------------------------

5  Risks Associated with Foreign Investments
   -----------------------------------------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and

Greater China Growth Portfolio as of August 31, 1997

NOTES TO FINANCIAL STATEMENTS CONT'D

(Expressed in United States Dollars)



   sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

6  Financial Instruments
   -----------------------------------------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. There were no obligations under these financial instruments at August 31, 1997.

7  Line of Credit
   -----------------------------------------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a committed $120 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the banks' adjusted certificate of deposit rate, eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year.

Greater China Growth Portfolio as of August 31, 1997

INDEPENDENT AUDITORS' REPORT



To the Trustees and Investors
of Greater China Growth Portfolio
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Greater China Growth Portfolio as of August 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended August 31, 1997 and 1996 and the supplementary data for each of the years in the four year period ended August 31, 1997, and for the period from the start of business, October 28, 1992 to August 31, 1993. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at August 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data present fairly, in all material respects, the financial position of Greater China Growth Portfolio at August 31, 1997, the results of its operations, the changes in its net assets and supplementary data for the respective stated periods, in conformity with generally accepted accounting principles.

                                             DELOITTE & TOUCHE LLP
                                             Boston, Massachusetts
                                             October 10, 1997

Greater China Growth Portfolio as of August 31, 1997

INVESTMENT MANAGEMENT

Greater China Growth Portfolio

             Officers                                Independent Trustees
             Hon. Robert Lloyd George                Hon. Edward K.Y. Chen
             President, Trustee and                  Professor and Director, Center for Asian Studies,
             Co-Portfolio Manager                    University of Hong Kong

             James B. Hawkes                         Donald R. Dwight
             Vice President and Trustee              President, Dwight Partners, Inc.
                                                     Chairman, Newspapers of New England, Inc.
             Scobie Dickinson Ward
             Vice President, Assistant               Samuel L. Hayes, III
             Secretary, Assistant Treasurer,         Jacob H. Schiff Professor of Investment Banking,
             and Co-Portfolio Manager                Harvard University Graduate School of
                                                     Business Administration
             William Walter Raleigh Kerr
             Vice President and                      Norton H. Reamer
             Assistant Treasurer                     President and Director, United Asset
                                                     Management Corporation
             James L. O'Connor
             Vice President and Treasurer

             Alan R. Dynner
             Vice President and Secretary

                                      28